IDS Cash
Management
Fund
1999 semiannual report

(icon of) clock












The goal of IDS Cash Management
Fund, a part of IDS Money Market
Series, Inc., is to provide maximum
current income consistent with
liquidity and stability of principal.


American Express Financial Advisors

Distributed by American Express Financial Advisors Inc.

A Cache for Cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about.



Contents
From the Chairman                         3
From the Portfolio Manager                3
Fund Facts                                5
Financial Statements                      6
Notes to Financial Statements             9
Investments in Securities                15

From the Chairman

It is an honor for me to join the IDSMutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of governmental employees.
My responsibility in the coming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation, nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of American Express Financial Corporation and for the services it provides investors. Your financial advisor assists you in financial planning, conducts regular investment reviews, and responds to your questions and needs. This is a very personal service that makes AEFCa partner in your financial future.

I know that AEFC has an investment focus on the long-term performance of our economy. AEFC wants you to participate in that growth. Our board is here to serve you and to represent your interests in a professional manner.



Arne H. Carlson
(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Portfolio Manager

IDS Cash Management Fund's yield declined somewhat during the first half of the fiscal year -- August 1998 through January 1999 -- reflecting a drop in short-term interest rates. For the seven-day period ended January 31, 1999, the Fund's compound annualized yield was 4.74%, and the simple annualized yield was 4.63%. In keeping with its objective, the Fund maintained a $1 per share price throughout the six months. (An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.)

Despite ongoing solid economic growth, inflation remained remarkably low over the period. In recent years, these factors led the Federal Reserve Board -- or, simply, the Fed -- to leave short-term interest rates virtually unchanged. But this past fall, with financial chaos in Asia, Russia and parts of Latin America threatening to severely restrict worldwide lending, the Fed reduced rates three times in less than two months.

(By way of background, the Fed adjusts short-term interest rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is strong, the Fed usually raises rates to reign in economic growth and thereby keep inflation in check.)


Issuers follow suit
In response to the Fed's rate cuts, issuers of commercial paper -- the core of the Fund's investment portfolio -- also lowered the interest on their securities. Therefore, the yield on the Fund declined as well. To combat that, I added more longer-term securities, a strategy that increases the portfolio's average maturity and, in turn, the yield. I brought the maturity back down in December to give the Fund more flexibility in buying securities.

Looking to the second half of the fiscal year, with the economy continuing to show robust growth, I think it's unlikely that the Fed will follow up with additional interest-rate reductions. Of course, renewed financial turmoil overseas could change that scenario, as it did last year. But at this point (mid-February) I plan to structure the portfolio based on a largely stable interest-rate environment.




Terry Fettig
(picture of) Terry Fettig
Terry Fettig
Portfolio Manager

Fund Facts

 Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                     $1.00
July 31, 1998                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                       $0.02
From capital gains                                                $  --
Total distributions                                               $0.02
Total return*                                                     +2.43%**
Simple annualized yield                                           +4.63%***


 Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                     $1.00
July 31, 1998                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                       $0.02
From capital gains                                                $  --
Total distributions                                               $0.02
Total return*                                                     +2.06%**
Simple annualized yield                                           +3.88%***


 Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 1999                                                     $1.00
July 31, 1998                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 1998 - Jan. 31, 1999
From income                                                       $0.02
From capital gains                                                $  --
Total distributions                                               $0.02
Total return*                                                     +2.43%**
Simple annualized yield                                           +4.63%***

* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

*** The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.



Financial Statements
Statement of assets and liabilities

IDS Cash Management Fund

Jan. 31, 1999 (Unaudited)


 Assets
Investments in securities, at value (Note 1)
   (identified cost $4,705,442,519)                                                            $4,705,442,519
Cash in bank on demand deposit                                                                     36,360,561
Accrued interest receivable                                                                         4,963,171
                                                                                                    ---------
Total assets                                                                                    4,746,766,251
                                                                                                -------------

 Liabilities
Dividends payable to shareholders                                                                   4,128,468
Accrued investment management services fee                                                             34,702
Accrued distribution fee                                                                                3,244
Accrued transfer agency fee                                                                            22,899
Accrued administrative services fee                                                                     3,077
Other accrued expenses                                                                                417,696
                                                                                                      -------
Total liabilities                                                                                   4,610,086
                                                                                                    ---------
Net assets applicable to outstanding capital stock                                             $4,742,156,165
                                                                                               ==============

 Represented by
Capital stock-- $.01 par value (Note 1)                                                       $    47,422,577
Additional paid-in capital                                                                      4,694,765,252
Undistributed net investment income                                                                     1,393
Accumulated net realized gain (loss)                                                                  (33,057)
                                                                                                      -------
Total -- representing net assets applicable to outstanding capital stock                       $4,742,156,165
                                                                                               ==============
Net assets applicable to outstanding shares:              Class A                              $4,466,119,648
                                                          Class B                              $  157,500,160
                                                          Class Y                              $  118,536,357
Net asset value per share of outstanding capital stock:   Class A shares    4,466,133,321      $         1.00
                                                          Class B shares      157,551,713      $         1.00
                                                          Class Y shares      118,572,637      $         1.00

See accompanying notes to financial statements.



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


Statement of operations
IDS Cash Management Fund

Six months ended Jan. 31, 1999 (Unaudited)

 Investment income
Income:

Interest                                                                   $118,517,511
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                            5,857,118
Distribution fee-- Class B                                                      513,465
Transfer agency fee                                                           3,975,943
Incremental transfer agency fee-- Class B                                         4,995
Administrative services fees and expenses                                       547,378
Compensation of board members                                                    12,126
Custodian fees                                                                  199,700
Postage                                                                         524,000
Registration fees                                                               569,666
Reports to shareholders                                                         212,638
Audit fees                                                                       17,000
Other                                                                            16,478
                                                                                 ------
Total expenses                                                               12,450,507
   Earnings credits on cash balances (Note 2)                                  (719,160)
                                                                               --------
Total net expenses                                                           11,731,347
                                                                             ----------
Investment income (loss) -- net                                             106,786,164
                                                                            -----------

 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                        3,475
                                                                                  -----
Net increase (decrease) in net assets resulting from operations            $106,789,639
                                                                           ============


See accompanying notes to financial statements.




Statements of changes in net assets
IDS Cash Management Fund

                                                        Jan. 31, 1999      July 31, 1998
                                                      Six months ended      Year ended
                                                         (Unaudited)

 Operations and distributions
Investment income (loss)-- net                                  $  106,786,164    $   185,863,332
Net realized gain (loss) on security transactions                        3,475            (14,033)
                                                                         -----            -------
Net increase (decrease) in net assets resulting from operations    106,789,639        185,849,299
                                                                   -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                     (101,732,914)      (176,898,260)
      Class B                                                       (2,852,381)        (5,060,497)
      Class Y                                                       (2,199,935)        (3,905,091)
                                                                    ----------         ----------
Total distributions                                               (106,785,230)      (185,863,848)
                                                                  ------------       ------------

 Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares                                                7,487,498,161     14,512,175,142
   Class B shares                                                  181,200,419        160,192,750
   Class Y shares                                                   83,312,004        153,296,666
Reinvestment of distributions at net asset value
   Class A shares                                                   97,294,411        173,914,283
   Class B shares                                                    2,695,607          5,007,204
   Class Y shares                                                    2,080,174          3,791,823
Payments for redemptions
   Class A shares                                               (7,044,437,451)   (13,854,237,469)
   Class B shares (Note 2)                                        (123,999,195)      (214,354,911)
   Class Y shares                                                  (39,237,140)      (146,664,783)
Increase (decrease) in net assets from capital share transactions  646,406,990        793,120,705
Total increase (decrease) in net assets                            646,411,399        793,106,156
Net assets at beginning of period                                4,095,744,766      3,302,638,610
Net assets at end of period                                     $4,742,156,165    $ 4,095,744,766
Undistributed net investment income                             $        1,393    $           459


See accompanying notes to financial statements.


Notes to Financial Statements

IDS Cash Management Fund
(Unaudited as to Jan. 31, 1999)




1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. IDS Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund  offers  Class A, Class B and Class Y shares.
o Class A shares have no sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for managing its portfolio and providing administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:
o Class A $20
o Class B $21
o Class Y $20

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Class B shares were $533,922 for the six months ended Jan. 31, 1999.

During the six months ended Jan. 31, 1999, the Fund's custodian and transfer agency fees were reduced by $719,160 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost  of  purchases   and   proceeds   from  sales  of   securities   aggregated
$12,553,994,781 and $11,823,425,770, respectively, for the six months ended Jan. 31, 1999. Realized gains and losses are determined on an identified cost basis.


4. BANK BORROWINGS The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 1999.



5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

IDS Cash Management Fund

Fiscal period ended July 31,

 Per share income and capital changesa

                                                          Class A
                                                   1999b     1998      1997      1996       1995

Net asset value, beginning of period              $1.00     $1.00     $1.00      $1.00      $1.00

Income from investment operations:

Net investment income (loss)                        .02       .05       .05        .05        .05

Less distributions:

Distributions from net investment income           (.02)     (.05)     (.05)      (.05)      (.05)

Net asset value, end of period                    $1.00     $1.00     $1.00      $1.00      $1.00

 Ratios/supplemental data

                                                            Class A

                                                   1999b     1998      1997       1996       1995

Net assets, end of period (in millions)          $4,466    $3,926    $3,094     $2,335     $1,707

Ratio of expenses to average daily net assets(d)    .55%c     .56%      .58%       .63%       .73%

Ratio of net investment income (loss)

to average daily net assets                        4.91%c    5.15%     4.96%      4.97%      4.99%

Total return                                       2.43%     5.34%     5.06%      5.12%      5.02%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 1999 (Unaudited).
c Adjusted to an annual basis.
d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.




Fiscal period ended July 31,
 Per share income and capital changesa

                                               Class B                               Class Y

                                 1999b   1998   1997   1996   1995c      1999b   1998   1997   1996   1995c
Net asset value,
beginning of period             $1.00   $1.00  $1.00  $1.00  $1.00      $1.00   $1.00  $1.00  $1.00  $1.00

Income from investment operations:

Net investment income (loss)      .02     .04    .04    .04    .02        .02     .05    .05    .05    .02

Less distributions:

Distributions from net
investment income                (.02)   (.04) (.04)   (.04)  (.02)      (.02)   (.05)  (.05)  (.05)  (.02)

Net asset value, end of period  $1.00   $1.00 $1.00   $1.00  $1.00      $1.00   $1.00  $1.00  $1.00  $1.00

 Ratios/supplemental data

                                              Class B                                 Class Y

                                 1999b   1998  1997    1996   1995c      1999b   1998   1997   1996   1995c

Net assets, end of period
(in millions)                    $158     $98  $147    $273    $98       $119     $72    $62    $57    $86

Ratio of expenses to
average daily net assets(e)      1.30%d  1.32% 1.34%   1.38%   1.41%d     .55%d   .56%  .58%    .62%   .65%d

Ratio of net investment income
(loss) to average daily net assets 4.15%d 4.38% 4.14%  4.15%    4.73%d    4.92%d  5.16% 4.96%   4.97% 5.53%d

Total return                       2.06%  4.53% 4.27%  4.33%    2.05%     2.43%   5.33% 5.06%   5.11% 2.31%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 1999 (Unaudited).
c Inception date was March 20, 1995.
d Adjusted to an annual basis.
e Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.



Investments in Securities

IDS Cash Management Fund
Jan. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)



Issuer                                    Annualized         Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

 Certificates of deposit (8.0%)

Canadian Imperial Bank Yankee
   03-04-99                                    5.19%     $30,000,000        $30,000,000
   04-01-99                                    5.75       10,000,000          9,999,177
Credit Agricole Yankee
   05-19-99                                    5.75       10,000,000          9,997,639
Harris Trust
   02-22-99                                    5.15       25,000,000         25,000,000
Montreal Bank Yankee
   05-10-99                                    5.75       10,000,000          9,998,689
Swiss Bank Yankee
   04-29-99                                    5.82       10,000,000          9,998,950
U.S. Bank Minneapolis
   04-23-99                                    5.80       10,000,000         10,000,000
   06-29-99                                    4.86       25,000,000         25,000,000
   07-19-99                                    4.95       25,000,000         25,000,000
   07-23-99                                    4.95       15,000,000         15,000,000
   07-30-99                                    4.98       20,000,000         20,000,000
   08-09-99                                    4.89       30,000,000         30,000,000
   08-19-99                                    4.86       25,000,000         25,000,000
UBS Finance Yankee
   01-13-00                                    5.07       10,000,000         10,009,574
Westdeutsche Landesbank Yankee
   02-12-99                                    5.31       30,000,000         30,000,000
   04-08-99                                    4.93       30,000,000         30,000,000
   05-24-99                                    4.86       20,000,000         20,000,000
   05-28-99                                    4.93       20,000,000         20,000,000
   07-07-99                                    4.90       25,000,000         25,000,000

Total certificates of deposit
(Cost: $380,004,029)                                                       $380,004,029



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


 Commercial paper (86.3%)
Issuer                                                     Annualized      Amount Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

Automotive & related (5.4%)
BMW US Capital
   04-08-99                                    4.88%      $8,546,000         $8,468,032
Daimler-Benz
   03-05-99                                    5.25       46,000,000         45,775,826
   03-11-99                                    5.09       23,000,000         22,872,222
   03-18-99                                    5.25       30,000,000         29,797,900
   03-26-99                                    5.09       15,000,000         14,885,187
   04-21-99                                    5.10       18,700,000         18,488,783
   04-23-99                                    5.08       23,000,000         22,734,861
GMAC
   02-02-99                                    5.11       20,000,000         19,991,600
   03-02-99                                    4.86        7,600,000          7,568,325
Toyota Motor Credit
   02-03-99                                    5.20       35,000,000         34,980,090
   02-04-99                                    5.18       30,000,000         29,978,750
Total                                                                       255,541,576

Banks and savings & loans (12.1%)
ABN Amro Canada
   07-12-99                                    4.84       20,000,000         19,561,711
ABN Amro North American Finance
   03-30-99                                    4.92       30,000,000         29,760,558
ANZ (Delaware)
   04-06-99                                    4.93       29,000,000         28,741,078
   04-12-99                                    4.91       30,000,000         29,708,400
   04-13-99                                    4.93       28,700,000         28,416,579
Bank of America
   02-26-99                                    5.67       10,000,000          9,999,716
BBV Finance (Delaware)
   04-14-99                                    4.87       25,000,000         24,752,306
   04-14-99                                    4.90       23,400,000         23,166,715
First Union Natl Bank
   11-18-99                                    5.44       20,000,000(c)      20,000,000
Fleet Funding
   02-11-99                                    4.97        8,800,000(b)       8,785,480
   02-24-99                                    4.93       13,900,000(b)      13,852,701
Morgan Guaranty
   11-29-99                                    4.99       30,000,000(c)      30,000,000




 Commercial paper (continued)
Issuer                                                     Annualized      Amount Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

NBD Bank Canada
   02-26-99                                    5.17%     $20,000,000        $19,923,350
   03-02-99                                    5.19       11,300,000         11,250,131
   04-05-99                                    4.95       25,000,000         24,779,271
Societe Generale North America
   04-21-99                                    4.85       30,000,000         29,676,000
   04-26-99                                    4.85       20,265,000         20,032,628
   04-28-99                                    4.85       30,000,000         29,648,000
   05-03-99                                    4.86       30,000,000         29,628,000
Wachovia Bank
   03-03-99                                    5.18       21,600,000         21,600,000
Westpac Capital
   02-05-99                                    5.19       25,000,000         24,978,708
   04-08-99                                    4.87       11,500,000         11,395,299
   04-08-99                                    4.88       35,400,000         35,077,033
   06-10-99                                    4.92       26,500,000         26,035,205
   07-09-99                                    4.94       25,000,000         24,464,444
Total                                                                       575,233,313

Broker dealers (15.8%)
Bear Stearns
   02-01-99                                    5.23       23,700,000         23,693,219
   04-15-99                                    4.87       18,800,000         18,611,217
   04-23-99                                    4.85       30,000,000         29,668,000
   05-26-99                                    4.86       22,400,000         22,054,268
   06-09-99                                    4.85       25,000,000         24,569,375
   06-18-99                                    4.85       25,000,000         24,540,528
   07-16-99                                    4.86       25,000,000         24,447,972
Goldman Sachs Group
   02-23-99                                    5.28       31,300,000         31,191,909
   02-24-99                                    5.20       15,000,000         14,946,875
   03-18-99                                    5.23       22,000,000         21,852,942
   03-19-99                                    5.22        9,000,000          8,938,800
   03-25-99                                    4.95       25,000,000         24,816,250
   04-14-99                                    5.14       22,000,000         21,772,532
   01-07-00                                    5.20       25,000,000(c)      25,000,000
Merrill Lynch
   02-09-99                                    5.09       12,000,000         11,983,267
   02-11-99                                    5.10       27,500,000         27,453,983
   03-26-99                                    4.92        7,000,000          6,947,918
   10-21-99                                    4.94       10,000,000(c)      10,000,000
   01-28-00                                    4.93       20,000,000(c)      20,000,000




 Commercial paper (continued)
Issuer                                                     Annualized      Amount Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

Morgan Stanley, Dean Witter, Discover & Co
   02-01-99                                    5.12%     $17,300,000        $17,295,146
   02-08-99                                    5.17        8,000,000          7,989,800
   02-09-99                                    5.17       25,700,000         25,663,592
   02-24-99                                    5.38       10,000,000          9,963,194
   02-25-99                                    5.10       29,000,000         28,895,068
   03-26-99                                    5.02       24,200,000         24,018,096
   03-31-99                                    5.18       22,000,000         21,813,733
Salomon Smith Barney
   02-08-99                                    5.10       16,000,000         15,979,880
   02-10-99                                    5.25       28,300,000         28,255,294
   02-16-99                                    5.22       13,000,000         12,968,508
   02-17-99                                    5.08       16,000,000         15,960,000
   02-18-99                                    5.10       19,000,000         18,949,660
   02-22-99                                    5.08       25,800,000         25,717,583
   03-10-99                                    5.29       32,000,000         31,819,732
   05-06-99                                    4.86       22,500,000         22,212,000
   05-14-99                                    4.86       25,000,000         24,654,056
UBS Finance (Delaware)
   04-09-99                                    4.90       23,400,000         23,182,477
Total                                                                       747,826,874

Building materials & construction (0.3%)
Compagnie De Saint-Gobain
   02-25-99                                    5.25       15,000,000(b)      14,943,125


Chemicals (0.4%)

Rohm & Haas
   07-29-99                                    4.86       20,000,000(b)      19,525,000

Commercial finance (23.2%)
Associates Corp North America
   02-12-99                                    5.09       20,000,000         19,963,817
Avco Financial Services
   02-02-99                                    5.25        5,500,000          5,497,621
   02-16-99                                    5.03        3,400,000          3,391,972
   02-16-99                                    5.29       10,600,000         10,573,721
   02-16-99                                    5.33       26,000,000         25,935,419
   03-01-99                                    5.02       25,000,000         24,897,083
   03-23-99                                    5.19       17,160,000         17,032,968
   03-26-99                                    5.13       24,900,000         24,707,509
   04-09-99                                    4.92       11,800,000         11,690,083




 Commercial paper (continued)
Issuer                                     Annualized        Amount          Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

CAFCO
   02-02-99                                    5.10%     $19,000,000(b)     $18,992,036
   02-02-99                                    5.42       19,000,000(b)      18,991,529
   02-03-99                                    5.15       23,000,000(b)      22,987,018
   02-04-99                                    5.17       25,100,000(b)      25,082,221
   02-18-99                                    5.43       30,300,000(b)      30,214,445
   02-19-99                                    5.42       13,000,000(b)      12,961,361
   02-22-99                                    4.95        8,800,000(b)       8,772,339
   03-02-99                                    5.17       13,000,000(b)      12,942,908
   05-10-99                                    4.85       22,400,000(b)      22,101,955
Ciesco LP
   03-17-99                                    4.86        6,000,000(b)       5,962,970
   03-19-99                                    4.89       27,800,000(b)      27,620,227
   04-12-99                                    4.85        8,100,000          8,022,240
   04-12-99                                    4.92       25,500,000         25,252,140
   04-13-99                                    4.92       25,000,000         24,753,625
Delaware Funding
   02-05-99                                    5.31       14,200,000(b)      14,187,528
   02-18-99                                    5.26       10,000,000(b)       9,972,556
   02-26-99                                    5.26       20,000,000(b)      19,922,000
   03-03-99                                    5.15       25,000,000(b)      24,886,667
   03-11-99                                    5.21        8,000,000(b)       7,954,222
   04-22-99                                    4.85       25,000,000(b)      24,726,667
   04-26-99                                    4.85       17,215,000(b)      17,017,601
   04-27-99                                    4.85       24,500,000(b)      24,215,800
Falcon Asset
   02-26-99                                    4.92       30,000,000(b)      29,889,750
   03-09-99                                    4.87       10,700,000(b)      10,645,335
   04-15-99                                    4.88       31,100,000(b)      30,787,055
   04-16-99                                    4.87       30,200,000(b)      29,892,698
   04-19-99                                    4.87       20,000,000(b)      19,788,455
New Center Asset Trust
   02-10-99                                    5.12       32,100,000         32,050,271
   02-10-99                                    5.19       15,000,000         14,976,396
   02-16-99                                    5.30       16,900,000         16,858,262
   02-19-99                                    5.13       22,300,000         22,237,188
   06-04-99                                    4.93       35,000,000         34,411,804




 Commercial paper (continued)
Issuer                                    Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

Preferred Receivables
   02-08-99                                    5.30%     $19,500,000(b)     $19,474,406
   02-11-99                                    5.29       25,000,000(b)      24,956,250
   02-11-99                                    5.45       19,200,000(b)      19,165,440
   02-18-99                                    5.25       25,000,000(b)      24,931,389
   02-22-99                                    5.27       28,700,000(b)      28,604,286
   02-23-99                                    5.26       15,000,000(b)      14,948,000
   02-25-99                                    5.26       19,700,000(b)      19,626,015
   03-05-99                                    5.21       30,000,000(b)      29,854,083
   04-20-99                                    4.86       20,000,000(b)      19,786,222
   04-26-99                                    4.86       12,600,000(b)      12,455,219
Variable Funding Capital
   02-17-99                                    4.92        5,300,000(b)       5,287,015
   03-01-99                                    4.87       11,400,000(b)      11,353,925
   03-15-99                                    4.90       25,000,000(b)      24,851,500
   04-20-99                                    4.88       30,000,000(b)      29,678,000
   04-26-99                                    4.87       25,000,000(b)      24,712,736
Total                                                                     1,102,451,948

Energy (1.3%)
Chevron Transport
   02-08-99                                    5.15       15,000,000(b)      14,980,874
   02-12-99                                    5.24       10,000,000(b)       9,981,078
   03-01-99                                    5.12        8,700,000(b)       8,662,844
   03-02-99                                    5.12       15,000,000         14,933,802
   06-08-99                                    4.78        5,000,000(b)       4,914,358
   06-11-99                                    4.85       10,000,000(b)       9,822,167
Total                                                                        63,295,123

Financial services (19.9%)
Corporate Receivables
   02-01-99                                    5.42       20,000,000(b)      19,994,028
   02-02-99                                    5.42       24,000,000(b)      23,989,250
   02-03-99                                    5.47       25,000,000(b)      24,984,944
   02-08-99                                    5.33       28,000,000(b)      27,963,040
   02-09-99                                    5.35       25,000,000(b)      24,963,264
   02-17-99                                    5.43       13,900,000(b)      13,862,644
   02-19-99                                    5.28       11,000,000(b)      10,968,039
   04-07-99                                    4.93       23,300,000(b)      23,088,384
   04-16-99                                    4.87       29,000,000(b)      28,704,909
   04-27-99                                    4.88       15,000,000(b)      14,824,913




 Commercial paper (continued)
Issuer                                    Annualized         Amount          Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

CXC
   02-04-99                                    5.34%     $30,000,000(b)     $29,977,915
   02-05-99                                    5.26       28,700,000(b)      28,675,031
   02-19-99                                    5.28       13,500,000(b)      13,460,775
   02-26-99                                    5.26       25,000,000(b)      24,902,875
   03-04-99                                    4.91        7,000,000(b)       6,968,687
   03-19-99                                    4.91        8,900,000(b)       8,842,209
   04-12-99                                    4.94       24,200,000(b)      23,963,808
   04-14-99                                    4.89       15,000,000(b)      14,851,075
   04-16-99                                    4.87       20,000,000(b)      19,796,489
   05-13-99                                    4.86       20,000,000(b)      19,725,333
Household Finance
   02-01-99                                    5.18       32,100,000         32,090,851
Intl Lease Finance
   02-19-99                                    5.19       24,215,000         24,146,391
   05-11-99                                    4.91       23,500,000         23,181,555
Natl Rural Utilities
   03-09-99                                    5.18       22,600,000         22,477,621
   04-09-99                                    4.91       18,000,000         17,832,675
Sheffield Receivables
   02-05-99                                    5.21       30,000,000(b)      29,974,349
   02-05-99                                    5.39       19,000,000(b)      18,983,058
   02-16-99                                    5.19       15,000,000(b)      14,963,804
   03-03-99                                    5.47       28,000,000(b)      27,866,098
   03-04-99                                    4.88       11,000,000(b)      10,950,995
   03-16-99                                    4.89       10,100,000(b)      10,038,643
   03-16-99                                    4.94       18,800,000(b)      18,684,850
   03-17-99                                    4.94        9,000,000(b)       8,943,650
   03-23-99                                    4.86       10,000,000(b)       9,930,233
   04-20-99                                    4.89       13,000,000(b)      12,860,178
Windmill Funding
   02-01-99                                    5.25       11,393,000(b)      11,389,709
   02-04-99                                    5.35       25,000,000(b)      24,981,597
   02-05-99                                    5.27       11,000,000(b)      10,990,467
   02-08-99                                    5.34        4,700,000(b)       4,693,773
   02-17-99                                    5.52       15,000,000(b)      14,959,125
   03-17-99                                    4.89       10,100,000(b)      10,037,408
   04-01-99                                    5.06        7,900,000(b)       7,833,069
   04-06-99                                    4.87       20,000,000(b)      19,822,900
   04-20-99                                    4.89       25,000,000(b)      24,731,667
   04-28-99                                    4.88       30,000,000(b)      29,645,800
   05-07-99                                    4.89       29,000,000(b)      28,622,980
   09-27-99                                    4.90       37,000,000(b)      35,830,800




 Commercial paper (continued)
Issuer                                    Annualized         Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity



Xerox Credit
   04-09-99                                    4.91%     $30,900,000        $30,612,758
Total                                                                       941,584,616

Food (0.4%)
Cargill Global
   03-05-99                                    4.92        7,000,000(b)       6,967,672
Heinz (HJ)
   02-26-99                                    5.24       10,000,000          9,961,000
Total                                                                        16,928,672

Health care (0.3%)
Glaxo Wellcome
   04-07-99                                    4.88       15,586,000(b)      15,445,895

Household products (0.6%)
Procter & Gamble
   02-03-99                                    5.28       30,000,000         29,982,500

Industrial equipment & services (0.2%)
ABB Treasury Center USA
   02-18-99                                    5.14        7,800,000(b)       7,779,087

Insurance (2.0%)
American General
   05-05-99                                    4.90       24,000,000         23,694,100
American General Finance
   02-17-99                                    5.29       20,000,000         19,947,800
   04-26-99                                    5.14       20,000,000         19,758,244
   05-07-99                                    4.89       30,000,000         29,610,383
Total                                                                        93,010,527

Metals (0.4%)
Alcoa Aluminum Co of America
   03-22-99                                    4.90       20,000,000         19,862,300

Multi-industry conglomerates (2.1%)
General Electric Capital
   02-11-99                                    5.29       25,000,000         24,956,417
   02-16-99                                    5.28       25,000,000         24,938,375
   04-30-99                                    5.14       27,000,000         26,658,450
   06-03-99                                    4.94       25,000,000         24,582,361
Total                                                                       101,135,603




 Commercial paper (continued)
Issuer                                     Annualized        Amount          Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

Utilities -- electric (0.5%)
Duke Energy
   02-09-99                                    5.25%     $24,800,000        $24,764,040

Utilities -- telephone (1.3%)
GTE Funding
   02-01-99                                    5.26        8,000,000          7,997,680
   02-02-99                                    5.23        5,000,000          4,997,833
   02-04-99                                    5.28       27,300,000         27,280,094
   02-08-99                                    5.21       20,700,000         20,673,245
Total                                                                        60,948,852

Total commercial paper
(Cost: $4,090,259,051)                                                   $4,090,259,051




 Letters of credit (5.0%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

ABN Amro-
Louis Dreyfus
   02-02-99                                    4.88%     $15,000,000        $14,993,900
Bank of America-
AES Hawaii
   02-25-99                                    5.30       20,000,000         19,924,022
   03-12-99                                    5.18       25,000,000         24,854,080
Bank of New York-
River Fuel Trust
   03-24-99                                    4.93       14,329,000(b)      14,226,054
   03-25-99                                    4.91        8,101,000(b)       8,041,822
   05-04-99                                    4.88        9,617,000(b)       9,495,965
Canadian Imperial Bank-
Commed Fuel
   02-10-99                                    5.45       13,633,000         13,610,297
   02-12-99                                    5.30        9,252,000          9,234,293
   04-07-99                                    4.86       20,662,000         20,476,650
   04-22-99                                    4.82        8,202,000          8,111,951
Dresdner US Finance-
ContiFinancial
   03-04-99                                    4.87       17,500,000         17,422,198
First Chicago-
Commed Fuel
   02-12-99                                    5.35       12,470,000         12,446,134
   02-17-99                                    5.25        5,942,000          5,926,551
   03-17-99                                    4.91       19,481,000         19,359,774
   04-06-99                                    4.85       25,387,000         25,163,128
   04-15-99                                    4.86       12,013,000         11,892,620

Total letters of credit
(Cost: $235,179,439)                                                       $235,179,439

Total investments in securities
(Cost: $4,705,442,519)(d)                                                $4,705,442,519


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 1999.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 1999.

Quick  telephone  reference

American Express  Financial  Advisors  Telephone
Transaction  Service
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota: 800-437-3133
Mpls./St. Paul area: 612-671-3800

American Express Client Service Corporation
Fund performance, objectives and account inquiries: 800-862-7919

TTY Service
For the hearing impaired:  800-846-4852

American Express Financial Advisors
Automated account information (TouchTone(R) telephones only), including current Fund prices and performance, account values and recent account transactions: 800-862-7919

Ticker Symbol
Class A: IDSXX    Class B: N/A      Class Y: IDYXX

  S-6322 M (3/99)   BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                  PERMIT NO. 85
                                   SPENCER, IA


IDS Cash Management Fund
IDS Tower 10
Minneapolis, MN 55440-0010